Business	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business
1.	Business
Despegar.com, Corp. (formerly Decolar.com, Inc.) is the leading online travel company in Latin America. We provide our traveler customers a comprehensive product offering, including airline tickets, packages, hotels and other travel-related products, which enables them to find, compare, plan and purchase travel products easily through our marketplace. We provide our network of travel suppliers a technology platform for managing the distribution of their travel products and access to traveler customers. We offer these travel products and services through our two brands: “Despegar”, our global brand, and “Decolar”, our brand for the Brazilian market. We refer to Despegar.com, Corp. and its subsidiaries collectively as “Despegar Group”, the “Company”, “us”, “we” and “our” in these consolidated financial statements.
On October 1, 2020, we closed the acquisition of the 100% equity interests of Viajes Beda S.A. de C.V. (“Viajes Beda”) and Transporturist S.A. de C.V. (“Transporturist”), both companies organized under the laws of Mexico (collectively the “Acquisition”). Viajes Beda and Transporturist are collectively hereinafter referred to as the “Best Day Group”. The Best Day Group operates mainly in Mexico and to a lesser extent in several countries in South America, including Argentina, Brazil and Uruguay among others, and the United States. The Best Day Group primarily provides travelers with several product offerings, including airline tickets, packages, hotels and other travel-related products, through its online platforms, call centers and offline presence, and provides travel suppliers a technology platform for managing the distribution of their travel products and access to traveler customers. The Best Day Group also provides ground transportation services and group tours to travelers principally across Mexico and the Dominican Republic main tourist destinations. The Best Day Group offers these travel products and services through its brands: “Best Day” and “BD Experience”. In addition, the Best Day Group offers hotel inventory, as well as transfers, activities, car rental, packages and tours to travel agencies through its tradename “HotelDo”. Also, the Best Day Group provides white label services for major travel vendors, including exclusive partnerships with the largest Mexican airlines operating their packages platforms. See Note 4 for a discussion of the Acquisition
.
Effect of Novel Coronavirus 2019
(COVID-19)
on these consolidated financial statements
The ongoing
COVID-19
pandemic is disrupting the global economy in general and the travel industry in particular, and consequently adversely affecting our business, results of operations and cash flows. The impact to date of the
COVID-19
pandemic on global economic conditions and on the travel industry has been severe. The pandemic has also significantly increased economic uncertainty and volatility.

Demand for travel began showing early signs of weakness by the beginning of March 2020. Within a matter of days, with more news of the potentially extensive spreading of the virus to other parts of the world, travel demand began to decline significantly, and then the decline accelerated precipitously as governments implemented strict measures to limit the spread of the virus. As a result, our travel booking volumes have been and are significantly lower than prior year levels and cancellation levels have been elevated compared to pre-COVID
19 levels.

More recently, there has been varying degrees of containment of the virus in certain countries and hence some signs of travel recovery; however, the degree of containment and the recovery in travel has varied country to country and there have been instances where cases of
COVID-19
have started to increase again after a period of decline, and even new variants of the virus have been detected recently. Additionally, many travel restrictions and quarantine orders remain in place or were reimposed. On the other hand, in December 2020, several countries officially launched their
COVID-19
vaccination campaigns and began administering vaccine doses at various levels of speed. Health authorities in the countries in which we operate are prioritizing high-risk groups, as only a limited number of doses are expected to be available in the early stages of the vaccination rollout. It is unclear whether enough people in the countries in which we operate will get vaccinated and when such countries will reach a level of herd immunity to prevent the virus from further disrupting the travel industry.
Due to the high degree of cancellations and customer refunds and lower new bookings, in 2020 we experienced a 75% decrease in revenue as compared to the prior year. We experienced unfavorable working capital trends and material negative cash flows during the year ended December 31, 2020, although the level of negative cash flow has moderated as booking trends slightly improved and cancellations stabilized in the fourth quarter of 2020. Overall, the full duration and total impact of the
COVID-19
pandemic remains uncertain and it is difficult to predict how the recovery will unfold for the travel industry and, in particular, our business. For a discussion on incremental cancellation and allowance for expected uncollectible amounts impacts, see Note 3. For a discussion of asset impairments recognized in conjunction with the pandemic, see Notes 11, 12 and 13. For a discussion of recent actions to strengthen our liquidity position in the current environment, see Notes 6 and 18.